7. Prepayments and other current assets (Tables)	12 Months Ended
Dec. 31, 2016
Cost and estimated earnings in excess of billings
	2016	2015
	US$’000	US$’000

Cost & estimated earnings in excess of billings	343	144
Deposit paid	70	57
Prepayment	221	59
Other receivables	156	214
Other tax recoverable	25	26
	815	500

ZHEJIANG JIAHUAN
Cost and estimated earnings in excess of billings
	2016	2015
	RMB’000	RMB’000

Prepayments and other receivables	11,994	13,039
Deposits	3,448	4,433

	15,442	17,472

ZHEJIANG TIANLAN
Cost and estimated earnings in excess of billings
	2016	2015
	RMB’000	RMB’000

Cost and estimated earnings in excess of billing	70,786	97,640
Prepayment	24,100	13,828
Other receivables	14,851	8,090
Other current assets	1,320	-

	111,057	119,558

Cost and estimated earnings in excess of billings

	2016	2015
	RMB’000	RMB’000

Contracts costs incurred plus estimated earnings	389,534	160,634
Less: Progress billings	(318,748)	(62,994)

Cost and estimated earnings in excess of billings	70,786	97,640